Income Taxes, Narrative (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 58,100
[custom:OperatingLossCarryforwardsExpirationDateDescription]	expiration between 2030 and 2043.
Deferred Tax Assets, Tax Credit Carryforwards, Research	$ 1,528	$ 698
Deferred tax assets, expiration	expiration at various times through 2043
Percent of net operating loss utilization	50.00%
Increase in deferred tax assets valuation allowance	$ 4,400
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	10,500
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Tax Credit Carryforwards, Research	1,600
Tax Year 2026 to 2037 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	3,800
Indefinite [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 54,300